Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 100,243	R$ 582,231
Financial investment	8,160	0
Trade and other receivables	156,012	142,407
Derivative financial instruments	0	74
Tax assets	35,579	15,936
Prepayments	6,369	20,918
Other assets	6,821	4,493
Total current assets	313,184	766,059
Non-current assets
Tax assets	107	112
Prepayments	2,207	2,271
Other Assets	34	37
Financial investment	0	7,005
Deferred tax assets	91,769	2,276
Property, plant and equipment	19,590	15,732
Intangible assets and goodwill	1,377,232	1,050,357
Total non-current assets	1,490,939	1,077,790
Total assets	1,804,123	1,843,849
Current liabilities
Trade and other payables	264,728	144,424
Loans and borrowings and debentures	89,541	64,415
Lease liabilities	1,992	2,220
Liabilities from acquisitions	60,778	176,069
Tax liabilities	17,046	15,736
Employee benefits	35,039	21,926
Deferred revenue	6,873	4,582
Taxes to be paid in installments	340	511
Total current liabilities	476,337	429,883
Non-current liabilities
Loans and borrowings and debentures	77,293	143,723
Lease liabilities	2,824	2,038
Trade and other payables	1,092	936
Liabilities from aquisitions	290,852	60,220
Employee benefits	62	0
Provisions for labor, tax and civil risks	1,969	1,369
Taxes to be paid in installments	454	722
Deferred tax liabilities	0	1,756
Total non-current liabilities	374,546	210,764
Equity
Capital	957,525	957,523
Reserves	244,913	226,599
Translation reserve	9,485	34,638
Accumulated Losses	(258,587)	(15,558)
Equity attributable to owners of the Company	953,336	1,203,202
Non-controlling interests	(96)	0
Total equity	953,240	1,203,202
Total equity and liabilities	R$ 1,804,123	R$ 1,843,849